CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 79,458	$ 80,259	$ 64,353
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	22,334	17,176	14,994
Share-based compensation expense	2,293	2,642	2,514
Accrued severance pay, net	540	(26)	(64)
Changes in deferred tax, net	$ 7,051	$ (2,580)	674
Capital gains			(22)
Compensation paid by a former shareholder			810
Foreign currency translation gains			(132)
Increase in trade receivables	$ (2,968)	$ (3,913)	(8,238)
Decrease (increase) in other accounts receivable and prepaid expenses	(3,069)	1,393	(7,419)
Increase in inventories	(15,267)	(22,345)	(7,317)
Increase (decrease) in trade payables	(8,659)	1,811	9,351
Increase (decrease) in warranty provision	(447)	$ (4)	$ 401
Increase in legal settlements and loss contingencies, net	4,654
Increase (decrease) in accrued expenses and other liabilities including related party	(259)	$ 1,611	$ 5,765
Net cash provided by operating activities	85,661	76,024	75,670
Cash flows from investing activities:
Redemption of (investment in) short-term deposits	$ 11,987	57,953	$ (26,300)
Acquisition of the business of Prema Asia Marketing PTE Ltd. (see also Note 1(b))		(150)
Purchase of property, plant and equipment	$ (76,495)	(86,373)	$ (27,372)
Decrease (increase) in long-term deposits	(1,228)	844	(405)
Net cash used in investing activities	$ (65,736)	(27,726)	(54,077)
Cash flows from financing activities:
Dividends paid		$ (20,025)	(20,149)
Repayment of long-term loans			(5,372)
Short-term bank credit and loans, net	$ 3,241	$ (5,454)	206
Repayment of a financing leaseback	(1,092)	(1,192)	(1,149)
Net cash provided by (used in) financing activities	2,149	(26,671)	(26,464)
Effect of exchange rate differences on cash and cash equivalents	(1,607)	(1,595)	(1,914)
Increase (decrease) in cash and cash equivalents	20,467	20,032	(6,785)
Cash and cash equivalents at beginning of year	42,280	22,248	29,033
Cash and cash equivalents at end of year	62,747	42,280	22,248
Cash received (paid) during the year for:
Interest paid	(180)	(141)	(946)
Interest received	45	46	420
Tax paid	(16,372)	(16,744)	(9,434)
Non cash activity during the year for:
Changes in trade payables balances related to purchase of property, plant and equipment	$ (4,389)	$ 6,992	$ 4,880